Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common shares reserved for issuance	102,582
Available shares for granted	19,338,572
Options granted	310,000	187,500
Weighted-average grant date fair value	$ 3.38	$ 1.41
Options excercised	150,000	20,000
Aggregate intrinsic value	$ 397,100	$ 36,000
Stock based compensation expense	904,004	$ 282,262
Issuance of common stock, share		13,846
Unrecognized compensation cost	$ 165,000
Unrecognized compensation cost expected life	1 year
2013 Plan [Member]
Common shares reserved for issuance	20,000,000
Stock options grant description	No person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the 2013 Plan are exercisable no later than ten years after the date of grant.
Excecise price per share limit	Not be less than 110% of the fair market value